Leases - Schedule of Cash Flow Information Related to Leases (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$ 1,494,644
Right-of-use assets obtained in exchange for lease obligations:
Operating lease liabilities	$ 680,773